Impacts to the consolidated financial statements due to Covid 19 pandemic, cost inflation and other global uncertainties in the markets	12 Months Ended
Jun. 30, 2023
Impacts to the consolidated financial statements due to Covid 19 pandemic, cost inflation and other global uncertainties in the markets
Impacts to the consolidated financial statements due to Covid 19 pandemic, cost inflation and other global uncertainties in the markets

4.    Impacts to the consolidated financial statements due to Covid-19 pandemic, cost inflation and other global uncertainties in the markets

Although the persistent COVID-19 pandemic has had a substantial impact on the global economy, Mytheresa Group has not yet experienced material declines in revenue, deterioration in net assets, or other material adverse effects from the pandemic. The COVID-19 situation is now easing in the US and Europe and China also successfully exited the Zero-COVID strategy.

To date, Mytheresa Group has incurred no significant supply chain or logistics disruptions with its brand partners, shipping providers or our in-house operations.

As of this reporting date, Mytheresa Group has not been impacted significantly from the COVID-19 pandemic.

Uncertainties in the global economy, also influenced by the ongoing war in Ukraine, may adversely impact the Mytheresa Group’s brand partners, customers, and other business partners and availability of our workforce, which may interrupt our business partners supply chain, impact future sales, and require other changes to our operations. These uncertainties may also lead to increased asset recovery and valuation risks, such as potential impairment of goodwill and intangible assets and inventories. However, management does not currently anticipate any long-term adverse effects from the pandemic or other current uncertainties in the global economy.

Overall inflation is reflected in customer price increases, as the Mytheresa Group takes expected increases in recommended retail prices from its suppliers into consideration when determining its own price increases. The demand for luxury products worldwide has been less affected by demand shifts due to inflation than other industries. Nevertheless, Mytheresa also faced increased cost inflation on energy, logistics, labor and other parts of the Mytheresa business model. In addition, these macro-economic factors, including rising interest rates, may lead to a potential recession in certain markets. These uncertainties may have a temporary negative effect on overall customer demand.